Advance to Suppliers	12 Months Ended
Dec. 31, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Advance to suppliers	17,789	20,677	2,942
Less: Allowance for expected credit losses	(8,323)	(9,343)	(1,329)
	9,466	11,334	1,613

As of the year ended December 31, 2024 and 2025, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, and purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(8,472)	(8,323)	(1,140)
(Additional allowance)/reversal for expected credit losses	149	(1,020)	(189)
Balance at the end of the year	(8,323)	(9,343)	(1,329)